Stock Options and Warrants (Details)	12 Months Ended
	Dec. 31, 2013
Summary of weighted-average assumptions
Expected volatility	116.00%
5 Year Bond interest rate	1.20%
Expected life	1 year
Employee Stock Option [Member]
Summary of weighted-average assumptions
Dividend yield	0.00%	[1]
Expected volatility	116.00%	[2]
5 Year Bond interest rate	1.20%	[3]
Expected life	6 years	[4]

[1]	Represents cash dividends paid as a percentage of the share price on the date of grant.
[2]	Based on historical volatility of the Company's common stock over the expected life of the options.
[3]	Represents the U.S. Treasury rates over maturity periods matching the expected term of the options at the time of grant.
[4]	The period of time that options granted is expected to be outstanding based upon the simplified method.